Mineral Interests - (Details) - USD ($) $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 25, 2026	Mar. 30, 2026	Jun. 26, 2025	Feb. 27, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Mineral interests
As at beginning					$ 1,894,470
As at ending					2,315,771	$ 1,894,470
Depletable mineral interest					1,402,400	967,300
Non-depletable mineral interest					913,400	926,800
Cash inflow from (outflows for) exploration and valuation assets					0		$ 0
Cost
Mineral interests
As at beginning					2,578,624	2,251,272
Additions					471,724	346,984
Disposals					(16,913)	(19,632)
As at ending					3,033,435	2,578,624
Accumulated depletion and impairments
Mineral interests
As at beginning					(684,154)	(604,638)
Depletion					(33,510)	(79,516)
As at ending					(717,664)	(684,154)
Mineral interests
Mineral interests
Additions					0	0
Disposals					0	0
Impairment charges					0	0
Non-depletable mineral interest					300,000	300,000
Mineral Streams
Mineral interests
As at beginning					877,304
As at ending					1,280,824	877,304
Cash consideration to acquire gold and silver stream						255,800
Mineral Streams | Cost
Mineral interests
As at beginning					1,420,541	1,404,393
Additions					442,549	35,136
Disposals					(16,913)	(18,988)
As at ending					1,846,177	1,420,541
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning					(543,237)	(487,633)
Depletion					(22,116)	(55,604)
As at ending					(565,353)	(543,237)
Royalties
Mineral interests
As at beginning					1,017,166
As at ending					1,034,947	1,017,166
Cash consideration to acquire gold and silver stream						23,100
Royalties | Cost
Mineral interests
As at beginning					1,158,083	846,879
Additions					29,175	311,848
Disposals					0	(644)
As at ending					1,187,258	1,158,083
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning					(140,917)	(117,005)
Depletion					(11,394)	(23,912)
As at ending					(152,311)	(140,917)
Sierra Sun Streams
Mineral interests
Cash consideration to acquire gold and silver stream				$ 35,000		35,100
Tres Quebradas lithium project
Mineral interests
Cash consideration to acquire gold and silver stream						$ 28,700
Johnson Camp Mine
Mineral interests
Percentage of gross revenue royalty acquired			1.50%			1.50%
Consideration to acquire royalty			$ 4,000			$ 4,000
Ravenswood Stream
Mineral interests
Consideration to acquire gold and silver stream					442,500
Transaction costs to acquire gold and silver stream					$ 2,500
Cash consideration to acquire gold and silver stream	$ 440,000
Gunnison project
Mineral interests
Percentage of gross revenue royalty acquired		3.00%			3.00%
Consideration to acquire royalty		$ 23,000			$ 23,000
Eskay Creek Royalty
Mineral interests
Consideration to acquire royalty					$ 6,000